Grant Date Fair Value of Warrants Estimated Using Black-Scholes Option Pricing Model (Detail)	0 Months Ended		1 Months Ended	12 Months Ended
	Feb. 06, 2012	Nov. 18, 2010	Feb. 08, 2013	Dec. 31, 2013 Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum				0.35%
Risk-free interest rate, maximum				1.25%
Expected Dividend yield	2.00%	0.60%
Expected volatility range, minimum				44.49%
Expected volatility range, maximum				50.10%
Weighted average expected life	5 years	1 year	5 years	2 years
Suboptimal exercise factor				2
Estimated forfeiture rate				0.00%